Inventories (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Inventories
Inventory consisted of the following at June 30, 2023 and December 31, 2022:

	As of June 30, 2023	As of December 31, 2022
Intravenous drugs	$29,599	$25,674
Oral pharmaceuticals	12,287	10,802
Total inventories	$41,886	$36,476

Inventories consisted of the following at December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Intravenous drugs	$25,674	$28,897
Oral pharmaceuticals	10,802	5,632
Total inventories	$36,476	$34,529